Tax Effects of Temporary Differences that Gave Rise to Deferred Tax Assets and Liabilities (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred tax assets:
Allowance for credit losses	¥ 1,412	$ 202	¥ 905
Accrued expenses, payroll and others	6,705	959	4,067
Fixed assets depreciation and intangible assets amortization	3,121	446	3,511
Operating lease liabilities	1,159	166	1,255
Net operating loss carry-forwards	5,436	777	4,483
Less: valuation allowance	(11,841)	(1,693)	(10,498)
Deferred tax assets, net	5,992	857	3,723
Deferred tax liabilities:
Operating lease right-of-use asset	1,159	166	1,255
PRC withholding tax	3,730	533	2,966
Tax on capital gains	1,005	144	779
Others	501	72	400
Deferred tax liabilities	¥ 6,395	$ 915	¥ 5,400